Accounts Payable and Accrued Expenses (Details) - Schedule of Accounts Payable and Accrued expenses - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Payable to suppliers	$ 3,824,516	$ 3,486,600
Salary and welfare payables	497,274	412,444
Accrued expenses and other current liabilities	2,968,530	699,032
Total	$ 7,290,320	$ 4,598,076